Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 20,215	$ 29,775
Adjustments to reconcile net income to net cash provided by operating activities -
DepreciationDepletionAndAmortizationIncludingDiscOps	27,125	19,280
Depreciation and amortization	27,125	19,280
Amortization of debt issuance costs and premium	1,247	1,104
Amortization of unearned income and initial direct costs on direct financing leases	(3,805)	(3,977)
Payments received under direct financing leases	5,167	5,315
Equity in earnings of investments in equity investees	(15,519)	(7,818)
Cash distributions of earnings of equity investees	18,075	9,944
Non-cash effect of equity-based compensation plans	3,161	2,886
Deferred and other tax liabilities	608	341
Unrealized gains on derivative transactions	1,534	(3,911)
Other, net	(1,279)	231
Net changes in components of operating assets and liabilities, (Note 12)	5,936	52,918
Net cash provided by operating activities	62,465	106,088
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	(111,504)	(104,254)
Cash distributions received from equity investees - return of investment	7,827	2,636
Investments in equity investees	(1,750)	(10,709)
Proceeds from asset sales	1,768	72
Other, net	29	(1,270)
Net cash used in investing activities	(103,630)	(113,525)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	226,200	249,900
Repayments on senior secured credit facility	(128,200)	(192,200)
Distributions to common unitholders	(56,542)	(47,453)
Other, net	1,383	0
Net cash provided by financing activities	42,841	10,247
Net increase in cash and cash equivalents	1,676	2,810
Cash and cash equivalents at beginning of period	9,462	8,866
Cash and cash equivalents at end of period	$ 11,138	$ 11,676